UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.8%
	BASIC MATERIALS – 3.5%
1,326	Horsehead Holding Corp.*	$15,740
527	U.S. Silica Holdings, Inc.	12,384
		28,124
	COMMUNICATIONS – 2.4%
934	Blucora, Inc.*	18,699

	CONSUMER, CYCLICAL – 11.9%
245	Arctic Cat, Inc.	13,151
1,671	Callaway Golf Co.	11,563
2,717	Destination XL Group, Inc.*	16,438
753	Ignite Restaurant Group, Inc.*	11,265
909	Jamba, Inc.*	11,681
627	Select Comfort Corp.*	15,487
481	Skechers U.S.A., Inc. - Class A*	14,781
		94,366
	CONSUMER, NON-CYCLICAL – 12.8%
992	Akorn, Inc.*	17,826
726	AMN Healthcare Services, Inc.*	9,874
252	Cal-Maine Foods, Inc.	11,499
576	CRA International, Inc.*	10,310
2,438	Great Lakes Dredge & Dock Corp.	16,408
368	PHH Corp.*	7,680
2,158	SunOpta, Inc.*	19,314
133	WellCare Health Plans, Inc.*	8,468
		101,379
	DIVERSIFIED – 1.9%
685	Primoris Services Corp.	15,399

	ENERGY – 8.4%
286	Cloud Peak Energy, Inc.*	4,502
689	Flotek Industries, Inc.*	13,635
242	Geospace Technologies Corp.*	16,882
546	Ocean Rig UDW, Inc.*	9,522
442	PBF Energy, Inc.	9,711
607	Rex Energy Corp.*	12,625
		66,877
	FINANCIAL – 30.7%
293	Agree Realty Corp. - REIT	7,940
750	Astoria Financial Corp.	9,225
1,410	Campus Crest Communities, Inc. - REIT	14,918

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
807	Cousins Properties, Inc. - REIT	$8,014
342	Douglas Emmett, Inc. - REIT	7,900
1,064	First Financial Bancorp	15,960
794	FXCM, Inc. - Class A	15,078
307	Greenhill & Co., Inc.	14,549
223	Highwoods Properties, Inc. - REIT	7,533
520	Hilltop Holdings, Inc.*	8,143
205	Infinity Property & Casualty Corp.	12,405
611	Parkway Properties, Inc. - REIT	9,990
374	PennyMac Mortgage Investment Trust - REIT	7,873
661	Piedmont Office Realty Trust, Inc. - Class A - REIT	11,356
182	Reinsurance Group of America, Inc.	11,795
357	Ryman Hospitality Properties - REIT	11,795
239	First Financial Holdings, Inc.	12,865
647	Silver Bay Realty Trust Corp. - REIT	10,203
682	Sterling Financial Corp.	16,504
338	Stifel Financial Corp.*	13,527
781	Union First Market Bankshares Corp.	16,706
		244,279
	INDUSTRIAL – 16.7%
102	Amerco, Inc.	16,687
736	Berry Plastics Group, Inc.*	16,936
142	Chart Industries, Inc.*	16,214
416	Covanta Holding Corp.	8,790
605	Darling International, Inc.*	12,239
107	EnPro Industries, Inc.*	6,097
837	Jabil Circuit, Inc.	19,100
846	Orbotech Ltd.*	10,220
1,252	PGT, Inc.*	12,745
263	Power Solutions International, Inc.*	13,844
		132,872
	TECHNOLOGY – 8.7%
651	Audience, Inc.*	6,809
1,138	Cypress Semiconductor Corp.	12,882
535	Quality Systems, Inc.	11,069
743	RADWARE Ltd.*	10,595
811	RealPage, Inc.*	16,796
587	Tessera Technologies, Inc.	10,766
		68,917
	UTILITIES – 1.8%
269	Avista Corp.	7,067

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
348	Empire District Electric Co.	$7,367
		14,434

	TOTAL COMMON STOCKS (Cost $737,483)	$785,346

	SHORT-TERM INVESTMENTS – 2.3%
18,743	Federated Treasury Obligations Fund, 0.01%	18,743

	SHORT-TERM INVESTMENTS (Cost $18,743)	18,743

	TOTAL INVESTMENTS – 101.1% (Cost $756,226)	804,089
	Liabilities in Excess of Other Assets – (1.1)%	(8,962)

	TOTAL NET ASSETS –100.0%	$795,127

REIT – Real Estate Investment Trust

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

Perimeter Small Cap Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Note 1 – Organization
Perimeter Small Cap Opportunities Fund (formerly known as the Perimeter Small Cap Value Fund) (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 29, 2012.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At August 31, 2013, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$757,127

Gross unrealized appreciation	$73,632
Gross unrealized depreciation	(26,670)
Net unrealized appreciation on investments	$46,962

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Perimeter Small Cap Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2013 (Unaudited)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s assets carried at fair value:

Perimeter Small Cap Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2013 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$785,346	$-	$-	$785,346
Short-Term Investments	18,743	-	-	18,743
Total Investments	$804,089	$-	$-	$804,089

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Perimeter Small Cap Opportunities Fund, a series of Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	10/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	10/30/13

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/13

* Print the name and title of each signing officer under his or her signature.